August 3, 2005

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:     Consulting Group Capital Markets Funds

  Multi-Strategy Market Neutral Investments

  Post Effective Amendment No. 45

  File Nos. 33-40823 and 811-6318

Gentlemen:

Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above referenced Fund do not differ from that contained in Post-Effective Amendment No. 45 filed on July 29, 2005, which became effective on July 29, 2005.

Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,

/s/ Grace Sinn
Grace Sinn